Property, plant and equipment (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 2,108
Balance at end of period	2,161
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,216
Balance at end of period	1,328
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	645
Balance at end of period	588
Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	247
Balance at end of period	245
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,919
Additions (Depreciation)	958
Effects of foreign exchange	68
Balance at end of period	6,945
Cost | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	3,598
Additions (Depreciation)	769
Effects of foreign exchange	36
Balance at end of period	4,403
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,973
Additions (Depreciation)	189
Effects of foreign exchange	21
Balance at end of period	2,183
Cost | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	348
Additions (Depreciation)	0
Effects of foreign exchange	11
Balance at end of period	359
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(3,811)
Additions (Depreciation)	(923)
Effects of foreign exchange	(50)
Balance at end of period	(4,784)
Accumulated depreciation | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(2,382)
Additions (Depreciation)	(665)
Effects of foreign exchange	(28)
Balance at end of period	(3,075)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(1,328)
Additions (Depreciation)	(249)
Effects of foreign exchange	(18)
Balance at end of period	(1,595)
Accumulated depreciation | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(101)
Additions (Depreciation)	(9)
Effects of foreign exchange	(4)
Balance at end of period	$ (114)